Schedule of Related Party Transactions (Details)	12 Months Ended
Feb. 28, 2017 CAD
Related Party Transactions Schedule Of Related Party Transactions 1	CAD 0
Related Party Transactions Schedule Of Related Party Transactions 2	21,000
Related Party Transactions Schedule Of Related Party Transactions 3	84,000
Related Party Transactions Schedule Of Related Party Transactions 4	0
Related Party Transactions Schedule Of Related Party Transactions 5	132,000
Related Party Transactions Schedule Of Related Party Transactions 6	528,000
Related Party Transactions Schedule Of Related Party Transactions 7	3,113
Related Party Transactions Schedule Of Related Party Transactions 8	5,619
Related Party Transactions Schedule Of Related Party Transactions 9	124,225
Related Party Transactions Schedule Of Related Party Transactions 10	305,289
Related Party Transactions Schedule Of Related Party Transactions 11	218,812
Related Party Transactions Schedule Of Related Party Transactions 12	183,186
Related Party Transactions Schedule Of Related Party Transactions 13	213,311
Related Party Transactions Schedule Of Related Party Transactions 14	150,000
Related Party Transactions Schedule Of Related Party Transactions 15	150,000
Related Party Transactions Schedule Of Related Party Transactions 16	1,775
Related Party Transactions Schedule Of Related Party Transactions 17	1,055
Related Party Transactions Schedule Of Related Party Transactions 18	0
Related Party Transactions Schedule Of Related Party Transactions 19	1,728
Related Party Transactions Schedule Of Related Party Transactions 20	1,273
Related Party Transactions Schedule Of Related Party Transactions 21	CAD 15,026